BORROWINGS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Notes	₽ 183,935	₽ 117,355
Bank and other loans	159,384	250,780
Total borrowings	343,319	368,135
Less: current portion	(71,746)	(3,063)
Total borrowings, non-current	₽ 271,573	₽ 365,072